Personnel Salaries and Expenses (Details) - Schedule of Personnel Salaries and Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Salaries and Expenses [Abstract]
Salary compensation	$ (219,207)	$ (217,908)	$ (216,124)
Performance bonus	(61,109)	(47,071)	(60,801)
Legal compensation	(49,887)	(50,677)	(49,463)
Short-term bonuses	(33,901)	(34,186)	(33,462)
Long-term bonus	(14,727)	(14,629)	(14,659)
Stock-based benefits	825	(2,119)	1,169
Seniority compensation	(7,928)	(36,289)	(27,289)
Pension plans	0	0	(849)
Training expenses	(2,463)	(2,653)	(2,487)
Nursery school and kindergarten expenses	(2,597)	(2,749)	(2,928)
Other personnel expenses	(7,825)	(3,994)	(7,915)
Total	$ (398,819)	$ (412,275)	$ (414,808)